UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment  [  ];  Amendment Number:

This Amendment  (Check only one):       [  ]  is a restatement.
                                        [  ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:      John Hancock Advisers, LLC
Address:   601 Congress Street
           Boston, MA 02210

13F File Number:    28-03222

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:    Alfred P. Ouellette

Title:   Assistant Vice President and Senior Counsel

Phone:   (617)663-4324

Signature, Place, and Date of Signing:

/s/Alfred P. Ouellette  601 Congress Street, Boston, MA 02210  February 14, 2006
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type  (Check only One):   [ X ]  13F HOLDINGS REPORT
                                 [   ]  13F NOTICE
                                 [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager:         None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                 2

Form 13F information table entry total:           27

Form 13F information table value total:   18,431,000


List of other included managers:

No.               Form 13F File Number      Name
1                 28-11519                  Manulife Financial Corporation
2                 28-03983                  John Hancock Life Insurance Company

                           John Hancock Advisers, LLC
                                     SEC13F
                             As of December 31, 2006

(ITEM 1)                 (ITEM 2)  (ITEM 3)      (ITEM 4)     (ITEM 5)        (ITEM 6)        (ITEM 7)          (ITEM 8)
                          TITLE                 FAIR MARKET  SHARES OR  INVESTMENT DISCRETION              VOTING AUTHORITY
NAME OF                     OF      CUSIP          VALUE     PRINCIPAL    SOLE SHARED OTHER               SOLE     SHARED    NONE
ISSUER                    CLASS     NUMBER       (x$1000)      AMOUNT      (A)  (B)    (C)     MGR        (A)       (B)       (C)
------                    -----     ------        -----        ------      ---  ---    ---     ---        ---       ---       ---
AMERICAN INTL GROUP I       COM     026874107       609         8,493       X                  1,2        6,587      0      1,906
AMGEN INC                   COM     031162100       689        10,081       X                  1,2        7,778      0      2,303
AUTOMATIC DATA PROCES       COM     053015103     1,177        23,903       X                  1,2       18,476      0      5,427
COCA COLA CO                COM     191216100       617        12,791       X                  1,2        9,973      0      2,818
COLGATE PALMOLIVE CO        COM     194162103       785        12,040       X                  1,2        9,276      0      2,764
COSTCO WHSL CORP NEW        COM     22160K105       394         7,450       X                  1,2        5,740      0      1,710
DELL INC                    COM     24702R101       328        13,058       X                  1,2        9,545      0      3,513
EBAY INC                    COM     278642103       520        17,305       X                  1,2       12,815      0      4,490
ELECTRONIC ARTS INC         COM     285512109       440         8,735       X                  1,2        6,605      0      2,130
GENERAL ELEC CO             COM     369604103     1,002        26,918       X                  1,2       20,763      0      6,155
GENZYME CORP COM-GEN        COM     372917104       692        11,242       X                  1,2        8,637      0      2,605
JOHNSON & JOHNSON           COM     478160104       585         8,862       X                  1,2        6,651      0      2,211
LOWES COS INC               COM     548661107       567        18,200       X                  1,2       13,970      0      4,230
MEDTRONIC INC               COM     585055106       638        11,924       X                  1,2        9,209      0      2,715
MICROSOFT CORP              COM     594918104     1,022        34,215       X                  1,2       26,446      0      7,769
PEPSICO INC                 COM     713448108       892        14,268       X                  1,2       11,028      0      3,240
PROCTER & GAMBLE COMP       COM     742718109       955        14,863       X                  1,2       11,698      0      3,165
QUALCOMM INC                COM     747525103       679        17,959       X                  1,2       13,769      0      4,190
SAP AG ADR SPON             COM     803054204       354         6,670       X                  1,2        5,000      0      1,670
STAPLES INC                 COM     855030102       997        37,332       X                  1,2       28,772      0      8,560
STARBUCKS CORP              COM     855244109       699        19,740       X                  1,2       15,160      0      4,580
STATE STR CORP              COM     857477103       809        11,995       X                  1,2        9,250      0      2,745
STRYKER CORP                COM     863667101       599        10,870       X                  1,2        8,410      0      2,460
SYSCO CORP                  COM     871829107       816        22,195       X                  1,2       17,145      0      5,050
TEVA PHARMACEUTICAL I       COM     881624209       668        21,482       X                  1,2       16,387      0      5,095
UNITED PARCEL SVC INC       COM     911312106       566         7,550       X                  1,2        5,816      0      1,734
WHOLE FOODS MKT INC C       COM     966837106       332         7,075       X                  1,2        5,295      0      1,780
                                                -------
                                       27        18,431